TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ (17,539)	$ (7,033)	$ (16,898)
Foreign	1,031	1,243	412
Pre-tax income (loss)	$ (16,508)	$ (5,790)	$ (16,486)